Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks	0	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Securities received as collateral	26,854	22,800
Trading assets	241,131	229,413
Investment securities	2,791	2,987
Other investments	5,654	7,596
Loans	22,913	19,457
Other intangible assets (mortgage servicing rights)	70	42
Other assets	32,320	31,518
Netting impact	(590,000)	(544,900)
Recurring basis
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Securities received as collateral	26,854	22,800
Trading assets	241,131	229,413
Investment securities	2,791	2,987
Other investments	5,654	7,596
Loans	22,913	19,457
Loans - of which commercial and industrial	11,669	11,611
Loans - of which financial institutions	7,721	5,806
Other intangible assets (mortgage servicing rights)	70	42
Other assets	32,320	31,518
Other assets - of which loans held-for-sale	22,958	18,385
Netting impact	(590,011)	(544,905)
Total assets at fair value	436,320	411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(1,029)	(3,176)
Less assets consolidated under ASU 2009-17	(12,278)	(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	423,013	396,608
Recurring basis | Private equity
Assets (CHF million)
Other investments	1,286	3,345
Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	585	2,236
Recurring basis | Hedge funds
Assets (CHF million)
Other investments	533	681
Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	483	503
Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,001	1,970
Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,920	1,645
Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,834	1,600
Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	902	2,001
Trading assets	94,391	110,116
Investment securities	2,683	2,886
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	37,031	47,409
Investment securities	2,066	1,388
Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	745	1,558
Trading assets	23,956	26,410
Investment securities	313	606
Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	22,762	23,779
Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,550	5,672
Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	4,606	4,872
Investment securities		490
Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,952	20,799
Trading assets	94,294	76,695
Investment securities	108	101
Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	38,012	31,603
Netting impact	(588,917)	(543,873)
Recurring basis | Other
Assets (CHF million)
Trading assets	14,434	10,999
Recurring basis | Other assets
Assets (CHF million)
Netting impact	(1,094)	(1,032)
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	26,029	21,098
Trading assets	125,723	122,452
Investment securities	2,370	1,790
Other investments	77	283
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	2,457	4,861
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	156,656	150,484
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(246)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,581	150,238
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	77	283
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	121	409
Trading assets	31,937	41,829
Investment securities	2,368	1,788
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	31,708	40,199
Investment securities	2,066	1,386
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	28	14
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,908	20,689
Trading assets	86,333	70,322
Investment securities	2	2
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	4,467	6,610
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,616	1,065
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	118	8
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,711	5,278
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,986	3,691
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,206	96,383
Securities received as collateral	825	1,702
Trading assets	687,145	637,124
Investment securities	418	1,195
Other investments	294	344
Loans	13,560	11,459
Loans - of which commercial and industrial	5,816	6,302
Loans - of which financial institutions	6,227	4,484
Other intangible assets (mortgage servicing rights)	0	0
Other assets	23,489	21,530
Other assets - of which loans held-for-sale	16,107	12,770
Total assets at fair value	830,241	770,575
Less other investments - equity at fair value attributable to noncontrolling interests	(133)	(149)
Less assets consolidated under ASU 2009-17	(9,123)	(8,996)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	820,985	761,430
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	219	289
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	181	174
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	75	55
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	70	15
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	781	1,592
Trading assets	57,989	63,218
Investment securities	315	1,098
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	4,869	6,980
Investment securities	0	2
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	745	1,558
Trading assets	22,493	24,268
Investment securities	313	606
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	22,150	23,343
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,293	5,255
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,185	3,305
Investment securities		490
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	44	110
Trading assets	6,395	5,778
Investment securities	103	97
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	615,639	563,649
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	466,890	444,056
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	89,101	60,807
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	26,644	28,763
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	24,451	25,662
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,122	4,479
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	204
Securities received as collateral	0	0
Trading assets	17,180	13,710
Investment securities	3	2
Other investments	5,283	6,969
Loans	9,353	7,998
Loans - of which commercial and industrial	5,853	5,309
Loans - of which financial institutions	1,494	1,322
Other intangible assets (mortgage servicing rights)	70	42
Other assets	7,468	6,159
Other assets - of which loans held-for-sale	6,851	5,615
Total assets at fair value	39,434	35,084
Less other investments - equity at fair value attributable to noncontrolling interests	(821)	(2,781)
Less assets consolidated under ASU 2009-17	(3,155)	(2,458)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,458	29,845
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,286	3,345
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	585	2,236
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	314	392
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	302	329
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,849	1,632
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,850	1,630
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,834	1,600
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	4,465	5,069
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	454	230
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1,435	2,128
Investment securities	0	0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	612	436
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	257	417
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,421	1,567
Investment securities		0
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1,566	595
Investment securities	3	2
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,823	5,217
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,803	1,574
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	301	484
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	1,063	1,240
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,569	1,138
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,326	2,829
Bank
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks	0	311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Securities received as collateral	26,854	22,800
Trading assets	241,313	229,738
Investment securities	2,379	1,627
Other investments	5,642	7,590
Loans	22,913	19,457
Other intangible assets (mortgage servicing rights)	70	42
Other assets	32,321	31,518
Netting impact	(590,300)	(544,800)
Bank | Recurring basis
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,283	96,587
Securities received as collateral	26,854	22,800
Trading assets	241,313	229,738
Investment securities	2,379	1,627
Other investments	5,642	7,590
Loans	22,913	19,457
Loans - of which commercial and industrial	11,669	11,611
Loans - of which financial institutions	7,721	5,806
Other intangible assets (mortgage servicing rights)	70	42
Other assets	32,321	31,518
Other assets - of which loans held-for-sale	22,958	18,385
Netting impact	(590,298)	(544,924)
Total assets at fair value	436,079	410,197
Less other investments - equity at fair value attributable to noncontrolling interests	(1,029)	(3,176)
Less assets consolidated under ASU 2009-17	(12,278)	(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	422,772	395,567
Bank | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,268	3,339
Bank | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	567	2,230
Bank | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	533	681
Bank | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	483	503
Bank | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,007	1,970
Bank | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,925	1,646
Bank | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,834	1,600
Bank | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	902	2,001
Trading assets	94,405	110,115
Investment securities	2,271	1,526
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	37,031	47,409
Investment securities	1,962	1,164
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	745	1,558
Trading assets	23,970	26,409
Investment securities	309	262
Bank | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	22,762	23,779
Bank | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,550	5,672
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	4,606	4,872
Investment securities		100
Bank | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,952	20,799
Trading assets	94,493	76,835
Investment securities	108	101
Bank | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	37,979	31,788
Netting impact	(589,323)	(543,996)
Bank | Recurring basis | Other
Assets (CHF million)
Trading assets	14,436	11,000
Bank | Recurring basis | Other assets
Assets (CHF million)
Netting impact	(975)	(928)
Bank | Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	26,029	21,098
Trading assets	125,923	122,592
Investment securities	1,964	1,165
Other investments	77	283
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	2,457	4,861
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	156,450	149,999
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(246)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,375	149,753
Bank | Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	77	283
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	121	409
Trading assets	31,937	41,829
Investment securities	1,962	1,164
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	31,708	40,199
Investment securities	1,962	1,162
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	28	14
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities		0
Bank | Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	25,908	20,689
Trading assets	86,532	70,463
Investment securities	2	1
Bank | Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	4,467	6,610
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,616	1,065
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	118	8
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,711	5,278
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,987	3,690
Bank | Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	304	527
Interest-bearing deposits with banks		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	104,206	96,383
Securities received as collateral	825	1,702
Trading assets	687,533	637,432
Investment securities	412	460
Other investments	294	344
Loans	13,560	11,459
Loans - of which commercial and industrial	5,816	6,302
Loans - of which financial institutions	6,227	4,484
Other intangible assets (mortgage servicing rights)	0	0
Other assets	23,371	21,426
Other assets - of which loans held-for-sale	16,107	12,770
Total assets at fair value	830,505	770,044
Less other investments - equity at fair value attributable to noncontrolling interests	(133)	(149)
Less assets consolidated under ASU 2009-17	(9,123)	(8,996)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	821,249	760,899
Bank | Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	219	289
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	181	174
Bank | Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	75	55
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	70	15
Bank | Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	781	1,592
Trading assets	58,003	63,217
Investment securities	309	362
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	4,869	6,980
Investment securities	0	2
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	745	1,558
Trading assets	22,507	24,267
Investment securities	309	262
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	22,150	23,343
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,293	5,255
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,185	3,305
Investment securities		100
Bank | Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	44	110
Trading assets	6,395	5,777
Investment securities	103	98
Bank | Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	616,012	563,957
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	467,002	444,207
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	89,102	60,846
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	26,904	28,941
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	24,451	25,662
Bank | Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	7,123	4,481
Bank | Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	204
Securities received as collateral	0	0
Trading assets	17,180	13,710
Investment securities	3	2
Other investments	5,271	6,963
Loans	9,353	7,998
Loans - of which commercial and industrial	5,853	5,309
Loans - of which financial institutions	1,494	1,322
Other intangible assets (mortgage servicing rights)	70	42
Other assets	7,468	6,159
Other assets - of which loans held-for-sale	6,851	5,615
Total assets at fair value	39,422	35,078
Less other investments - equity at fair value attributable to noncontrolling interests	(821)	(2,781)
Less assets consolidated under ASU 2009-17	(3,155)	(2,458)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,446	29,839
Bank | Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,268	3,339
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	567	2,230
Bank | Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	314	392
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	302	329
Bank | Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,855	1,632
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,855	1,631
Bank | Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,834	1,600
Bank | Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	4,465	5,069
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	454	230
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1,435	2,128
Investment securities	0	0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	612	436
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	257	417
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,421	1,567
Investment securities		0
Bank | Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	1,566	595
Investment securities	3	2
Bank | Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,823	5,217
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,803	1,574
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	301	484
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	1,063	1,240
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,569	1,138
Bank | Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,326	2,829